Shareholder Report, Line Graph (Details) - USD ($)	Jan. 22, 2024	Feb. 01, 2023	Mar. 30, 2022	Jul. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
C000230413
Account Value [Line Items]
Line Graph and Table Measure Name			Diversified Equity Fund
C000230414
Account Value [Line Items]
Line Graph and Table Measure Name	Core Fixed Income Fund
C000230415
Account Value [Line Items]
Line Graph and Table Measure Name		Enhanced Fixed Income Fund
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	$ 12,453			$ 10,195	$ 9,021
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000			10,280	$ 10,046	$ 10,039
Bloomberg Global Aggregate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD)
Account Value		$ 10,000		10,128			9,833
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name		50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Account Value		$ 10,000		11,268			10,232
ICE BofA US High Yield Constrained Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index (USD)
Account Value		$ 10,000		11,387			10,255
J.P. Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Account Value		$ 10,000		$ 11,145			$ 10,208